Employee Benefit Plan (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Contributions for employee benefits	¥ 85.9	¥ 128.7	¥ 102.7